Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Fixed maturities (amortized cost: $32,643.1 and $28,255.9)	$ 33,110.3	$ 28,111.5
Short-term investments (amortized cost: $1,798.8 and $1,795.9)	1,798.8	1,795.9
Total available-for-sale securities	34,909.1	29,907.4
Nonredeemable preferred stocks (cost: $971.3 and $1,002.6)	1,038.9	1,033.9
Common equities (cost: $1,125.5 and $1,148.9)	3,306.3	2,626.1
Total equity securities	4,345.2	3,660.0
Total investments	39,254.3	33,567.4
Cash and cash equivalents	226.2	69.5
Restricted cash	1.2	5.5
Total cash, cash equivalents, and restricted cash	227.4	75.0
Accrued investment income	181.3	190.8
Premiums receivable, net of allowance for doubtful accounts of $283.2 and $252.1	7,507.3	6,497.1
Reinsurance recoverables	3,378.9	2,696.1
Prepaid reinsurance premiums	626.5	309.7
Deferred acquisition costs	1,056.5	951.6
Property and equipment, net of accumulated depreciation of $1,138.1 and $1,033.2	1,213.7	1,131.7
Goodwill	452.7	452.7
Intangible assets, net of accumulated amortization of $314.0 and $247.7	228.3	294.6
Net deferred income taxes	0.0	43.2
Other assets	768.4	365.1
Total assets	54,895.3	46,575.0
Liabilities
Unearned premiums	12,388.8	10,686.5
Loss and loss adjustment expense reserves	18,105.4	15,400.8
Net deferred income taxes	132.5	0.0
Accounts payable, accrued expenses, and other liabilities	5,962.7	5,046.5
Debt	4,407.1	4,404.9
Total liabilities	40,996.5	35,538.7
Redeemable noncontrolling interest (NCI)	225.6	214.5
Shareholders’ Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5)	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.9 and 214.3)	584.6	583.2
Paid-in capital	1,573.4	1,479.0
Retained earnings	10,679.6	8,386.6
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities	360.8	(105.6)
Net unrealized losses on forecasted transactions	(16.4)	(17.2)
Accumulated other comprehensive (income) loss attributable to NCI	(2.7)	1.9
Total accumulated other comprehensive income (loss) attributable to Progressive	341.7	(120.9)
Total shareholders’ equity	13,673.2	10,821.8
Total liabilities, redeemable NCI, and shareholders’ equity	$ 54,895.3	$ 46,575.0